Principal Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2011 USD ($) model	Dec. 31, 2011 CNY model	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ CNY	Dec. 31, 2010 US$ USD ($)	Dec. 31, 2011 Euro CNY	Dec. 31, 2011 Euro EUR (€)	Dec. 31, 2010 Euro EUR (€)	Dec. 31, 2011 Less than month	Dec. 31, 2011 Equal to or more than month
Revenue recognition
Number of revenue models used for online game services	2	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days	540 days
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments (in months)													3
Cash at bank and demand deposits	$ 351,867	2,214,618	$ 204,188	1,285,137	1,041,290	793,408	$ 32,100	202,200	$ 19,000	151,600	€ 18,600	€ 5,100
Term of time deposits (in months)														3
Time deposits	$ 1,541,934	9,704,777		8,193,972			$ 34,500	217,400	$ 55,100	455,100	€ 55,800	€ 70,700